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                  Filed pursuant to Rule 497(e) under the Securities Act of 1933
                                              Files Nos. 333-16617 and 333-16615


                       Supplement Dated December 28, 2004
                  To The Prospectuses Dated September 28, 2004


                            NUVEEN MULTISTATE TRUST I
                       Nuveen Florida Municipal Bond Fund


                           NUVEEN MULTISTATE TRUST IV
                       Nuveen Michigan Municipal Bond Fund

Effective January 1, 2005, Cathryn P. Steeves assumes the portfolio management responsibilities of the above listed Nuveen Funds. Cathryn Steeves currently manages investments for 17 Nuveen-sponsored investment companies. She is a Vice President (since 2003), formerly Assistant Vice President (since 2001) of Nuveen Advisory, previously, Senior Analyst (1998-2004), prior thereto, Analyst (1996-1998) for Nuveen Advisory.

The funds will continue to utilize a team approach. There have been no changes in the funds' investment objectives, policies or day-to-day portfolio management practices.


                      PLEASE KEEP THIS WITH YOUR PROSPECTUS
                              FOR FUTURE REFERENCE


                                                                  MGN-PORT-1204D